John Hancock Financial Services
JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210
April 13, 2012
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing are exhibits containing interactive data format risk/return summary information previously filed with the Securities and Exchange Commission as Post-Effective Amendment No. 72 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Post-Effective Amendment No. 74 to its Registration Statement under the 1940 Act (the “Amendment”) on April 5, 2012 (Accession No. 0000950123-12-005758).
This filing amends and restates the interactive data files provided in the prior filing.
If you have any questions or comments, please call me at (617) 663-2261.
Sincerely,
/s/ Christopher Sechler
Christopher Sechler
Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document